Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of compensation of key management personnel	The following table shows the total fees and benefits of non-executive Directors for 2025, together with comparative figures for 2024.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2025	2024	2025	2024	2025	2024
Geraldine Buckingham[3]	283	270	14	3	297	273
Rachel Duan	268	255	13	3	281	258
Dame Carolyn Fairbairn	337	292	15	5	352	297
James Forese[4]	817	801	34	4	851	805
Ann Godbehere[5]	737	389	44	—	781	389
Steven Guggenheimer	268	259	22	4	290	263
José Antonio Meade Kuribreña	268	253	51	7	319	260
Kalpana Morparia	268	248	21	1	289	249
Eileen Murray	386	331	30	—	416	331
Brendan Nelson[6]	783	329	80	38	863	367
Swee Lian Teo	298	256	28	—	326	256
Sir Mark Tucker[7]	1,125	1,500	62	145	1,187	1,645
Total (£000)	5,838	5,183	414	210	6,252	5,393
Total ($000)	7,691	6,828	545	277	8,236	7,104
1Fees are in line with the Directors' remuneration policy approved by the shareholders at the 2025 AGM.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings'
registered offices.
3Stepped down as a member of the Group Remuneration Committee on 31 January 2025.
4Includes fee of £418,000 (2024: £430,000) in relation to his role as Chair of HSBC North America Holdings, Inc.
5Appointed as a non-executive Director of HSBC Bank plc on 1 January 2025 and received a pro rata annual fee of £105,000 until 24 April 2025. Ann was appointed as Chair of HSBC Bank plc Board and the Nomination, Remuneration and Governance Committee on 25 April 2025 and received a pro rata annual fee of £300,000.
6Appointed as a non-executive Director of HSBC UK Bank plc on 9 January 2025 and received an annual fee for this appointment of £135,000 pro rata for the period 9 January 2025 to 30 September 2025. Following his appointment as Group Chairman on 1 October 2025, Brendan received a single total annual fee of
£1.5m pro rata and no other fees were paid in relation to any of his other Group or HSBC UK Bank plc roles from 1 October 2025.
7Stepped down as Group Chairman on 30 September 2025.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson	15,000	15,000
Swee Lian Teo	15,000	15,200
Sir Mark Tucker (retired on 30 September 2025)	15,000	307,352

Compensation of Key Management Personnel
	2025	2024	2023
	$m	$m	$m
Short-term employee benefits	47	53	51
Post-employment benefits	1	1	1
Other long-term employee benefits	14	12	10
Share-based payments	30	29	29
Year ended 31 Dec	92	95	91

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2025	2024
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	—	20
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	14,817	17,455
Number of other HSBC securities held	—	228
At 31 Dec	14,817	17,703

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2025		2024
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	11	12	9	12
Guarantees	—	—	—	—
Deposits	67	144	78	191
1Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2025 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $0.1m (2024: $1.3m) and the total value of guarantees entered into on behalf of the Directors and former Directors was nil
(2024: nil).

Transactions and balances during the year with associates and joint ventures
	2025		2024
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	253	229	104	72
Unsubordinated amounts due from associates	9,945	4,760	8,097	5,011
Amounts due to associates	2,990	1,344	2,992	1,844
Amounts due to joint ventures	212	153	101	85
Fair value of derivative assets with associates	902	673	919	763
Fair value of derivative liabilities with associates	2,660	1,480	3,718	2,641
Guarantees and commitments	992	777	569	577

Transactions and balances during the year with subsidiaries
	2025		2024
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	7,613	5,079	9,342	2,548
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	70,015	67,217	66,030	61,286
Derivatives	3,102	1,942	3,391	3,054
Loans and advances to HSBC undertakings	40,500	40,500	37,677	37,677
Prepayments, accrued income and other assets	6,126	3,416	7,108	4,216
Investments in subsidiaries	157,728	157,728	160,805	152,337
Total related party assets at 31 Dec	285,084	275,882	284,353	261,118
Liabilities
Amounts owed to HSBC undertakings	192	89	231	231
Derivatives	5,412	3,451	7,944	5,340
Accruals, deferred income and other liabilities	2,184	53	399	194
Subordinated liabilities	—	—	1,202	—
Total related party liabilities at 31 Dec	7,788	3,593	9,776	5,765
Guarantees and commitments	7,318	6,983	7,440	7,327